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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [_]; Amendment Number: ______

This Amendment (Check only one.):  [_]  is a restatement.
                                   [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Mercury Real Estate Advisors LLC
Address:  Three River Road
          Greenwich, CT 06807

13F File Number 28-11650

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Malcolm F. MacLean IV
Title:  Managing Member
Phone:  (203) 769-2980

Signature, Place and Date of Signing

 /s/ Malcolm F. MacLean IV  Greenwich, Connecticut       November 4, 2008
 ------------------------- ------------------------  ------------------------

Report Type (Check only one.)

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  2

Form 13F Information Table Entry Total:  2

Form 13F Information Table Value Total:  $5,752 (x 1000)

List of Other Included Managers:

                 01 File Number 28-11653  David R. Jarvis
                 02 File Number 28-11654  Malcolm F. MacLean IV

Mercury Real Estate Advisors, LLC, Mr. Jarvis and Mr. MacLean share investment discretion with respect to the reported securities.

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                          FORM 13F INFORMATION TABLE

                                                                                       Voting    Voting    Voting
                                          Value  Shares  SH/ Put/ Investment  Other   Authority Authority Authority
    Issuer       Title of Class   Cusip   x 1000 Prn Amt PRN Call Discretion Managers   Sole     Shared     None
     ------      -------------- --------- ------ ------- --- ---- ---------- -------- --------- --------- ---------
CALIFORNIA           COMMON
  COASTAL C          STOCK
  MNTYS INC.....     NEW        129915203   544  249,388 SH         OTHER              249,388      0         0
SONESTA
  INTERNATIONAL
  HOTELS
  CORP..........     CL A       835438409 5,208  250,375 SH         OTHER              250,375      0         0